UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 –	Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Natural Resources Fund, Inc., informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–7.58%	–21.49%	–7.62%	107.42%	—
Class B	–7.88	–22.02	–10.79	93.12	—
Class C	–7.90	–22.02	–10.77	93.18	—
Class Q	–7.36	–21.14	N/A	N/A	–22.03% (12/27/10)
Class R	–7.67	–21.64	–8.51	N/A	17.37 (8/22/06)
Class Z	–7.43	–21.25	–6.22	113.46	—
Lipper Global Natural Resources Index	–3.44	–13.96	–0.45	73.79	—
S&P 500 Index	4.39	12.96	95.20	122.26	—
MSCI World ND Index	5.09	7.41	64.84	94.36	—
Lipper Global Natural Resources Funds Average	–3.09	–13.20	2.70	79.19	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	–29.89%	–4.13%	5.06%	—
Class B	–30.01	–3.91	4.89	—
Class C	–27.06	–3.72	4.90	—
Class Q	–25.48	N/A	N/A	–7.83% (12/27/10)
Class R	–25.96	–3.23	N/A	0.73 (8/22/06)
Class Z	–25.58	–2.75	5.95	—
Lipper Global Natural Resources Index	–18.24	–1.26	4.14	—
S&P 500 Index	12.71	14.45	8.00	—
MSCI World ND Index	6.03	10.01	6.39	—
Lipper Global Natural Resources Funds Average	–17.23	–1.23	4.22	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Global Natural Resources Index

The Lipper Global Natural Resources Index is an unmanaged index which tracks the performance of the 30 largest global natural resources mutual funds. The cumulative total returns for the Lipper Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are –11.78% and 13.28% for Class R shares. The average annual total returns for the Lipper Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are –4.72% and 0.52% for Class R shares.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total returns for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 81.57% and 92.25% for Class R shares. The average annual total returns for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 14.81% and 7.79% for Class R shares.

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

MSCI World Net Dividends Index

The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World ND Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The cumulative total returns for the MSCI World ND Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 52.29% and 56.84% for Class R shares. The average annual total returns for the MSCI World ND Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 9.80% and 5.10% for Class R shares.

Lipper Global Natural Resources Funds Average

The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Global Natural Resources Funds category and does not include the effect of any sales charges or taxes payable by investors. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are –10.71% and 13.69% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are –4.92% and 0.25% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Global Natural Resources Index and the Lipper Average would be lower if they included the effects of sales charges or taxes. The Since Inception returns for the indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Anadarko Petroleum Corp., Oil & Gas Exploration & Production	4.4%
Concho Resources, Inc., Oil & Gas Exploration & Production	4.0
Schlumberger Ltd., Oil & Gas Equipment & Services	3.5
Noble Energy, Inc., Oil & Gas Exploration & Production	3.4
EOG Resources, Inc., Oil & Gas Exploration & Production	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Oil & Gas Exploration & Production	42.1%
Oil & Gas Equipment & Services	14.0
Diversified Metals & Mining	9.7
Gold	6.7
Oil & Gas Refining & Marketing	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$924.20	1.22%	$5.82
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

Class B	Actual	$1,000.00	$921.20	1.92%	$9.15
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59

Class C	Actual	$1,000.00	$921.00	1.92%	$9.15
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59

Class Q	Actual	$1,000.00	$926.40	0.76%	$3.63
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Class R	Actual	$1,000.00	$923.30	1.42%	$6.77
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

Class Z	Actual	$1,000.00	$925.70	0.92%	$4.39
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.22%	1.22%
B	1.92	1.92
C	1.92	1.92
Q	0.76	0.76
R	1.67	1.42
Z	0.92	0.92

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS 96.1%

Aluminum 1.4%
Alcoa, Inc.	170,236	$2,284,567
Century Aluminum Co.*	597,062	7,696,129
Constellium NV (Netherlands) (Class A Stock)*	2,035,377	37,389,876
Norsk Hydro ASA (Norway)	354,263	1,677,719

		49,048,291

Coal & Consumable Fuels 1.6%
CONSOL Energy, Inc.	1,750,858	56,867,868

Diversified Chemicals 1.0%
Dow Chemical Co. (The)	42,080	2,146,080
E.I. du Pont de Nemours & Co.	25,529	1,868,723
FMC Corp.	547,379	32,465,048

		36,479,851

Diversified Metals & Mining 9.7%
African Rainbow Minerals Ltd. (South Africa)	1,170,031	10,675,215
Anglo American PLC (United Kingdom)	85,464	1,447,967
BHP Billiton Ltd. (Australia), ADR(a)	909,939	46,670,771
First Quantum Minerals Ltd. (Canada)	3,823,408	58,563,266
Freeport-McMoRan, Inc.	1,241,315	28,885,400
Glencore PLC (Switzerland)	12,836,447	60,980,069
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	1,751,857	1,676,452
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	1,992,768
Lundin Mining Corp. (Canada)*	7,387,707	36,739,529
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,850,769	758,815
Rio Tinto PLC (United Kingdom)	11,524	515,709
Rio Tinto PLC (United Kingdom), ADR(a)	1,152,790	51,633,464
Southern Copper Corp. (Mexico)(a)	1,190,413	38,783,656

		339,323,081

Fertilizers & Agricultural Chemicals 1.2%
Potash Corp. of Saskatchewan, Inc. (Canada)	1,296,003	42,301,538

Gold 6.7%
Agnico Eagle Mines Ltd. (Canada)	1,239,801	37,565,970
Alacer Gold Corp.	6,652,906	15,053,820
Algold Resources Ltd. (Canada), 144A*(b)	43,790	9,074
AXMIN, Inc. (Canada)*	666,158	5,521

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Gold (cont’d.)
B2Gold Corp. (Canada)*(a)	10,371,556	$16,247,195
Barrick Gold Corp. (Canada)	3,278,251	42,682,828
Eldorado Gold Corp. (Canada)	6,266,873	31,217,494
Goldcorp, Inc. (Canada)	92,976	1,750,738
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	9,012,381
Guyana Goldfields, Inc. (Canada) Reg D*	1,817,935	4,701,166
Kinross Gold Corp. (Canada)*(a)	4,640,426	11,276,235
Newmont Mining Corp.	95,642	2,533,557
Randgold Resources Ltd. (United Kingdom), ADR	808,690	61,597,917

		233,653,896

Integrated Oil & Gas 4.3%
Chevron Corp.	10,557	1,172,461
Occidental Petroleum Corp.	607,133	48,631,353
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	26,466	1,678,738
Suncor Energy, Inc. (Canada)	2,996,178	97,675,403

		149,157,955

Oil & Gas Drilling 2.1%
Independence Contract Drilling, Inc.*(a)	1,719,150	13,168,689
Patterson-UTI Energy, Inc.	1,867,581	41,740,436
Rowan Cos. PLC (Class A Stock)(a)	824,485	17,470,837

		72,379,962

Oil & Gas Equipment & Services 14.0%
Baker Hughes, Inc.	37,526	2,569,030
Cameron International Corp.*	1,473,434	80,773,652
Core Laboratories NV(a)	165,436	21,718,438
Dril-Quip, Inc.*	865,209	68,974,461
Halliburton Co.	2,091,708	102,389,107
National Oilwell Varco, Inc.(a)	688,988	37,487,837
Schlumberger Ltd.	1,308,935	123,838,340
Superior Energy Services, Inc.	2,008,915	51,227,333

		488,978,198

Oil & Gas Exploration & Production 42.1%
Africa Oil Corp. (Canada)*(a)	1,685,585	3,646,396
Africa Oil Corp. (Canada) Reg D*	205,152	443,802
Anadarko Petroleum Corp.	1,641,913	154,504,013
Antero Resources Corp.*(a)	850,499	37,685,611

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil & Gas Exploration & Production (cont’d.)
Bankers Petroleum Ltd. (Canada)*	3,459,110	$10,292,752
Cabot Oil & Gas Corp.	70,380	2,380,252
Canadian Natural Resources Ltd. (Canada)	804,219	26,740,282
Chesapeake Energy Corp.(a)	111,565	1,759,380
Cimarex Energy Co.	569,208	70,809,475
Cobalt International Energy, Inc.*	1,933,189	20,685,122
Concho Resources, Inc.*	1,118,384	141,654,517
ConocoPhillips	32,694	2,220,576
Continental Resources, Inc.*(a)	41,175	2,167,040
Crew Energy, Inc. (Canada)*	2,167,123	9,609,704
Devon Energy Corp.	1,648,884	112,470,378
EOG Resources, Inc.(a)	1,138,301	112,634,884
EQT Corp.	18,562	1,669,466
Genel Energy PLC (United Kingdom)*	1,893,969	18,211,666
Gulfport Energy Corp.*	884,365	43,280,823
Hess Corp.	547,252	42,083,679
Kosmos Energy Ltd.*	1,590,156	15,551,726
Laredo Petroleum, Inc.*	2,646,715	41,818,097
Lekoil Ltd. (Nigeria)*	4,372,838	1,476,698
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	4,904,794
Marathon Oil Corp.	2,320,478	72,166,866
MEG Energy Corp. (Canada)*	899,977	17,358,031
MEG Energy Corp. (Canada), 144A*(b)	752,400	14,511,685
Mobius Resources, Inc. (Canada)*	637,992	71,387
Mobius Resources, Inc. (Canada) Reg D*	1,304,999	146,021
Newfield Exploration Co.*	743,354	29,169,211
Noble Energy, Inc.	2,372,328	120,324,476
NuVista Energy Ltd. (Canada)*	1,892,723	14,024,819
Oasis Petroleum, Inc.*(a)	902,198	16,185,432
Oil Search Ltd. (Australia)	3,139,907	19,933,987
PDC Energy, Inc.*(a)	1,022,267	58,003,430
Pioneer Natural Resources Co.	247,080	42,690,482
Range Resources Corp.(a)	1,158,796	73,653,074
Rice Energy, Inc.*(a)	1,316,745	32,431,429
Rosetta Resources, Inc.*(a)	1,606,873	36,684,911
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*	662,575	11,258,009
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(a)(b)	272,894	4,636,823
Whiting Petroleum Corp.*	856,666	32,476,208

		1,474,427,414

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil & Gas Refining & Marketing 5.3%
Marathon Petroleum Corp.	860,925	$84,861,377
Phillips 66	905,359	71,804,022
Valero Energy Corp.	34,339	1,953,889
Western Refining, Inc.	588,547	25,925,496

		184,544,784

Oil & Gas Storage & Transportation 2.7%
Cheniere Energy, Inc.*	314,199	24,033,081
Kinder Morgan, Inc.	883,259	37,935,974
Williams Cos., Inc. (The)	650,835	33,316,244

		95,285,299

Packaged Foods & Meats 0.4%
Adecoagro SA (Luxembourg)*	1,624,516	15,774,050

Paper Packaging 0.4%
Packaging Corp. of America	213,577	14,777,393

Precious Metals & Minerals 0.5%
Platinum Group Metals Ltd. (Canada)*(a)	5,674,802	2,553,661
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	523,100	48,970
Tahoe Resources, Inc.	444,900	6,287,232
Tahoe Resources, Inc., 144A(b)	506,600	7,159,163

		16,049,026

Renewable Electricity 0.3%
TerraForm Power, Inc. (Class A Stock)	292,728	11,571,538

Silver 0.6%
Silver Wheaton Corp. (Canada)	1,113,862	21,987,636

Specialty Chemicals 0.6%
Ashland, Inc.	7,607	961,220
Flotek Industries, Inc.*(a)	1,269,299	18,138,283
PPG Industries, Inc.	9,407	2,084,215

		21,183,718

Steel 1.2%
ArcelorMittal (Luxembourg), ADR(a)	229,211	2,450,265
Nucor Corp.	45,652	2,230,557

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Steel (cont’d.)
Reliance Steel & Aluminum Co.	578,937	$37,468,803

		42,149,625

TOTAL COMMON STOCKS (cost $2,802,499,243)		3,365,941,123

CONVERTIBLE PREFERRED STOCKS 0.1%

Diversified Metals & Mining
Manabi SA (Class A Preferred) (Brazil), Private Placement (original cost $22,988,745; purchased 05/25/11), 144A*(b)(c)	18,340	2,088,226
Manabi SA (Class B Preferred) (Brazil), Private Placement (original cost $9,262,957; purchased 08/21/12), 144A*(b)(c)	7,336	835,290

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)		2,923,516

	Units
RIGHTS*

Oil & Gas Exploration & Production
Trident Resources Corp. CVR (Canada), Private Placement, expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	41,616	—

WARRANTS*

Gold
Algold Resources Ltd. (Canada), Private Placement, expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	21,895	—

TOTAL LONG-TERM INVESTMENTS (cost $2,834,750,945)		3,368,864,639

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 12.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $432,208,580; includes $293,362,826 of cash collateral for securities on loan)(Note 3)(d)(e)	432,208,580	$432,208,580

TOTAL INVESTMENTS 108.5% (cost $3,266,959,525; Note 5)		3,801,073,219
Liabilities in excess of other assets (8.5)%		(297,807,372)

NET ASSETS 100.0%		$3,503,265,847

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $286,902,672; cash collateral of $293,362,826 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $36,720,845. The aggregate value of $2,972,486, is approximately 0.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$47,370,572	$1,677,719	$—
Coal & Consumable Fuels	56,867,868	—	—
Diversified Chemicals	36,479,851	—	—
Diversified Metals & Mining	263,711,353	75,611,728	—
Fertilizers & Agricultural Chemicals	42,301,538	—	—
Gold	219,940,349	13,713,547	—
Integrated Oil & Gas	149,157,955	—	—
Oil & Gas Drilling	72,379,962	—	—
Oil & Gas Equipment & Services	488,978,198	—	—
Oil & Gas Exploration & Production	1,415,242,563	59,184,851	—
Oil & Gas Refining & Marketing	184,544,784	—	—
Oil & Gas Storage & Transportation	95,285,299	—	—
Packaged Foods & Meats	15,774,050	—	—
Paper Packaging	14,777,393	—	—
Precious Metals & Minerals	16,000,056	—	48,970
Renewable Electricity	11,571,538	—	—
Silver	21,987,636	—	—
Specialty Chemicals	21,183,718	—	—
Steel	42,149,625	—	—
Convertible Preferred Stocks
Diversified Metals & Mining	—	—	2,923,516
Rights
Oil & Gas Exploration & Production	—	—	—
Warrants
Gold	—	—	—
Affiliated Money Market Mutual Fund	432,208,580	—	—

Total	$3,647,912,888	$150,187,845	$2,972,486

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

United States (including 8.4% of collateral for securities on loan)	82.5%
Canada	15.3
United Kingdom	3.8
Australia	1.9
Switzerland	1.7
Netherlands	1.2
Mexico	1.1
Luxembourg	0.5%
South Africa	0.3
Nigeria	0.1
Brazil	0.1

108.5
Liabilities in excess of other assets	(8.5)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Operations is presented in the summary below.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

For the six months ended April 30, 2015, the Fund did not have any realized gain or (loss) on derivatives recognized in income on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants*
Equity contracts	$(1,287)

*	Included in net change in unrealized (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Jennison Natural Resources Fund, Inc.

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $286,902,672:
Unaffiliated Investments (cost $2,834,750,945)	$3,368,864,639
Affiliated Investments (cost $432,208,580)	432,208,580
Receivable for Fund shares sold	13,114,260
Receivable for investments sold	5,070,862
Dividend and interest receivable	3,409,257
Prepaid expenses	64,419

Total assets	3,822,732,017

Liabilities
Payable to broker for collateral for securities on loan	293,362,826
Payable for Fund shares reacquired	14,286,724
Payable for investments purchased	7,825,179
Management fee payable	1,973,462
Accrued expenses and other liabilities	1,117,407
Distribution fee payable	667,234
Affiliated transfer agent fee payable	133,657
Payable to custodian	99,681

Total liabilities	319,466,170

Net Assets	$3,503,265,847

Net assets were comprised of:
Common stock, at par	$828,692
Paid-in capital in excess of par	3,624,897,946

3,625,726,638
Accumulated net investment loss	(13,249,958)
Accumulated net realized loss on investment and foreign currency transactions	(643,329,916)
Net unrealized appreciation on investments and foreign currencies	534,119,083

Net assets, April 30, 2015	$3,503,265,847

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($1,185,515,943 ÷ 27,781,173 shares of common stock issued and outstanding)	$42.67
Maximum sales charge (5.50% of offering price)	2.48

Maximum offering price to public	$45.15

Class B
Net asset value, offering price and redemption price per share
($60,918,093 ÷ 1,743,118 shares of common stock issued and outstanding)	$34.95

Class C
Net asset value, offering price and redemption price per share
($392,647,611 ÷ 11,231,763 shares of common stock issued and outstanding)	$34.96

Class Q
Net asset value, offering price and redemption price per share
($239,074,152 ÷ 5,361,693 shares of common stock issued and outstanding)	$44.59

Class R
Net asset value, offering price and redemption price per share
($77,191,591 ÷ 1,832,756 shares of common stock issued and outstanding)	$42.12

Class Z
Net asset value, offering price and redemption price per share
($1,547,918,457 ÷ 34,918,696 shares of common stock issued and outstanding)	$44.33

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $543,909)	$23,578,921
Affiliated income from securities lending, net	524,303
Affiliated dividend income	108,717

Total income	24,211,941

Expenses
Management fee	11,710,882
Distribution fee—Class A	1,700,074
Distribution fee—Class B	320,934
Distribution fee—Class C	1,895,853
Distribution fee—Class R	254,742
Transfer agent’s fees and expenses (including affiliated expense of $345,500)	2,492,000
Shareholders’ reports	273,000
Custodian and accounting fees	272,000
Registration fees	74,000
Directors’ fees	55,000
Insurance expenses	32,000
Legal fees and expenses	25,000
Audit fee	11,000
Miscellaneous	28,321

Total expenses	19,144,806
Less: Distribution fee waiver—Class R	(84,914)

Net expenses	19,059,892

Net investment income	5,152,049

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(63,485,328)
Foreign currency transactions	(46,019)

(63,531,347)

Net change in unrealized appreciation (depreciation) on:
Investments	(229,662,086)
Foreign currencies	15,557

(229,646,529)

Net loss on investment and foreign currency transactions	(293,177,876)

Net Decrease In Net Assets Resulting From Operations	$(288,025,827)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$5,152,049	$(6,949,688)
Net realized gain (loss) on investment and foreign currency transactions	(63,531,347)	187,910,815
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(229,646,529)	(624,852,541)

Net decrease in net assets resulting from operations	(288,025,827)	(443,891,414)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	870,494,900	1,288,412,452
Cost of shares reacquired	(922,652,442)	(1,364,507,565)

Net decrease in net assets from Fund share transactions	(52,157,542)	(76,095,113)

Total decrease	(340,183,369)	(519,986,527)

Net Assets:
Beginning of period	3,843,449,216	4,363,435,743

End of period	$3,503,265,847	$3,843,449,216

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Fund”) is a non-diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stock discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

24

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreement which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (“OTC”) derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

26

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of the average daily net assets in excess of $1 billion. The effective management fee rate was .72% of the Fund’s average daily net assets for the six months ended April 30, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 29, 2016.

PIMS has advised the Fund that it received $1,179,734 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2015, it received $32,017, $65,811 and $21,512 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

28

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended April 30, 2015, PIM has been compensated approximately $156,600 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015 were $608,763,582 and $673,536,324, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$3,321,063,437

Appreciation	833,454,106
Depreciation	(353,444,324)

Net Unrealized Appreciation	$480,009,782

The difference between book basis and tax basis of investments was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax accounting. The other cost basis adjustments are primarily attributable to net unrealized appreciation (depreciation) of foreign currency transactions and mark-to-market of receivables and payables.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011(“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $190,301,000 of its post-enactment losses to offset net taxable gains realized in the

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

fiscal year ended October 31, 2014. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$130,436,000

Pre-Enactment Losses:
Expiring 2016	$93,457,000
Expiring 2017	264,952,000
Expiring 2018	49,759,000

$408,168,000

The Fund elected to treat certain late-year ordinary income losses of approximately $5,608,000 as having been incurred in the following fiscal year (October 31, 2015).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain purchases by retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A

30

shares at net asset value. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

There are 500 million shares of common stock authorized with $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock. Class A shares consist of 150 million authorized shares, Class B shares consist of 35 million authorized shares, Class C and Class Z shares each consist of 90 million authorized shares, Class Q shares consist of 85 million authorized shares and Class R shares consist of 50 million authorized shares. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	6,165,275	$248,090,231
Shares reacquired	(6,909,326)	(275,482,148)

Net increase (decrease) in shares outstanding before conversion	(744,051)	(27,391,917)
Shares issued upon conversion from Class B, Class C and Class Z	175,264	6,570,154
Shares reacquired upon conversion into Class Z	(1,049,530)	(46,750,183)

Net increase (decrease) in shares outstanding	(1,618,317)	$(67,571,946)

Year ended October 31, 2014:
Shares sold	9,931,513	$521,574,406
Shares reacquired	(10,822,719)	(559,068,839)

Net increase (decrease) in shares outstanding before conversion	(891,206)	(37,494,433)
Shares issued upon conversion from Class B, Class C and Class Z	361,077	18,923,467
Shares reacquired upon conversion into Class Z	(2,012,310)	(110,874,999)

Net increase (decrease) in shares outstanding	(2,542,439)	$(129,445,965)

Class B
Six months ended April 30, 2015:
Shares sold	39,822	$1,300,351
Shares reacquired	(289,586)	(9,500,267)

Net increase (decrease) in shares outstanding before conversion	(249,764)	(8,199,916)
Shares reacquired upon conversion into Class A and Class Z	(171,815)	(5,206,442)

Net increase (decrease) in shares outstanding	(421,579)	$(13,406,358)

Year ended October 31, 2014:
Shares sold	105,908	$4,488,271
Shares reacquired	(518,204)	(21,992,114)

Net increase (decrease) in shares outstanding before conversion	(412,296)	(17,503,843)
Shares reacquired upon conversion into Class A and Class Z	(333,441)	(14,464,158)

Net increase (decrease) in shares outstanding	(745,737)	$(31,968,001)

Prudential Jennison Natural Resources Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	1,587,039	$51,680,348
Shares reacquired	(2,493,290)	(81,969,630)

Net increase (decrease) in shares outstanding before conversion	(906,251)	(30,289,282)
Shares reacquired upon conversion into Class A and Class Z	(151,299)	(5,065,940)

Net increase (decrease) in shares outstanding	(1,057,550)	$(35,355,222)

Year ended October 31, 2014:
Shares sold	909,958	$38,885,306
Shares reacquired	(3,122,153)	(131,222,322)

Net increase (decrease) in shares outstanding before conversion	(2,212,195)	(92,337,016)
Shares reacquired upon conversion into Class A and Class Z	(279,372)	(12,170,387)

Net increase (decrease) in shares outstanding	(2,491,567)	$(104,507,403)

Class Q
Six months ended April 30, 2015:
Shares sold	1,920,318	$81,499,526
Shares reacquired	(495,713)	(21,256,675)

Net increase (decrease) in shares outstanding	1,424,605	$60,242,851

Year ended October 31, 2014:
Shares sold	1,769,565	$94,071,694
Shares reacquired	(1,220,077)	(66,072,742)

Net increase (decrease) in shares outstanding	549,488	$27,998,952

Class R
Six months ended April 30, 2015
Shares sold	615,065	$23,836,000
Shares reacquired	(392,467)	(15,531,842)

Net increase (decrease) in shares outstanding	222,598	$8,304,158

Year ended October 31, 2014:
Shares sold	652,593	$33,712,751
Shares reacquired	(613,932)	(31,273,278)

Net increase (decrease) in shares outstanding before conversion	38,661	2,439,473
Shares reacquired upon conversion into Class Z	(218)	(10,257)

Net increase (decrease) in shares outstanding	38,443	$2,429,216

32

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	11,339,679	$464,088,444
Shares reacquired	(12,477,386)	(518,911,880)

Net increase (decrease) in shares outstanding before conversion	(1,137,707)	(54,823,436)
Shares issued upon conversion from Class A, Class B and Class C	1,129,814	51,760,879
Shares reacquired upon conversion into Class A	(31,720)	(1,308,468)

Net increase (decrease) in shares outstanding	(39,613)	$(4,371,025)

Year ended October 31, 2014:
Shares sold	11,139,884	$595,680,024
Shares reacquired	(10,376,709)	(554,878,270)

Net increase (decrease) in shares outstanding before conversion	763,175	40,801,754
Shares issued upon conversion from Class A, Class B, Class C and Class R	2,156,453	122,643,906
Shares reacquired upon conversion into Class A	(75,512)	(4,047,572)

Net increase (decrease) in shares outstanding	2,844,116	$159,398,088

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$46.17		$51.41	$44.75	$49.50	$50.48	$41.27
Income (loss) from investment operations:
Net investment income (loss)	.05		(.10)	(.01)	(.02)	(.19)	(.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.55)		(5.14)	6.67	(4.73)	(.22)	10.18
Total from investment operations	(3.50)		(5.24)	6.66	(4.75)	(.41)	9.97
Less Dividends:
Dividends from net investment income	-		-	-	-	(.57)	(.76)
Capital Contributions(d):	-		-	-	-	-	- (e)
Net asset value, end of period	$42.67		$46.17	$51.41	$44.75	$49.50	$50.48
Total Return(b):	(7.58)%		(10.19)%	14.88%	(9.60)%	(.88)%	24.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,185,516		$1,357,504	$1,642,229	$1,821,585	$2,271,696	$2,165,180
Average net assets (000)	$1,142,775		$1,614,165	$1,654,831	$2,016,026	$2,669,299	$1,849,392
Ratios to average net assets(c)(f):
Expenses after waivers and/or expense reimbursement	1.22%	(g)	1.16%	1.17%	1.19%	1.16%	1.20%
Expenses before waivers and/or expense reimbursement	1.22%	(g)	1.16%	1.17%	1.19%	1.18%	1.20%
Net investment income (loss)	.25%	(g)	(.19)%	(.02)%	(.04)%	(.35)%	(.47)%
Portfolio turnover rate	19%	(h)	24%	21%	27%	34%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.95		$42.55	$37.30	$41.55	$42.75	$35.30
Income (loss) from investment operations:
Net investment loss	(.07)		(.38)	(.27)	(.29)	(.49)	(.45)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.93)		(4.22)	5.52	(3.96)	(.14)	8.66
Total from investment operations	(3.00)		(4.60)	5.25	(4.25)	(.63)	8.21
Less Dividends:
Dividends from net investment income	-		-	-	-	(.57)	(.76)
Capital Contributions(d):	-		-	-	-	-	- (e)
Net asset value, end of period	$34.95		$37.95	$42.55	$37.30	$41.55	$42.75
Total Return(b):	(7.91)%		(10.81)%	14.08%	(10.23)%	(1.56)%	23.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,918		$82,144	$123,837	$157,970	$241,789	$280,296
Average net assets (000)	$64,719		$108,955	$135,005	$195,871	$296,198	$259,961
Ratios to average net assets(c)(f):
Expenses after waivers and/or expense reimbursement	1.92%	(g)	1.86%	1.87%	1.89%	1.86%	1.90%
Expenses before waivers and/or expense reimbursement	1.92%	(g)	1.86%	1.87%	1.89%	1.88%	1.90%
Net investment loss	(.44)%	(g)	(.88)%	(.71)%	(.74)%	(1.05)%	(1.17)%
Portfolio turnover rate	19%	(h)	24%	21%	27%	34%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.96		$42.56	$37.31	$41.56	$42.75	$35.31
Income (loss) from investment operations:
Net investment loss	(.07)		(.38)	(.28)	(.29)	(.48)	(.45)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.93)		(4.22)	5.53	(3.96)	(.14)	8.65
Total from investment operations	(3.00)		(4.60)	5.25	(4.25)	(.62)	8.20
Less Dividends:
Dividends from net investment income	-		-	-	-	(.57)	(.76)
Capital Contributions(d):	-		-	-	-	-	- (e)
Net asset value, end of period	$34.96		$37.96	$42.56	$37.31	$41.56	$42.75
Total Return(b):	(7.90)%		(10.81)%	14.07%	(10.23)%	(1.54)%	23.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$392,648		$466,488	$629,108	$747,931	$1,015,836	$953,597
Average net assets (000)	$382,313		$575,495	$656,867	$871,352	$1,146,777	$819,275
Ratios to average net assets(c)(f):
Expenses after waivers and/or expense reimbursement	1.92%	(g)	1.86%	1.87%	1.89%	1.86%	1.90%
Expenses before waivers and/or expense reimbursement	1.92%	(g)	1.86%	1.87%	1.89%	1.88%	1.90%
Net investment loss	(.45)%	(g)	(.89)%	(.72)%	(.74)%	(1.04)%	(1.17)%
Portfolio turnover rate	19%	(h)	24%	21%	27%	34%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2010(a) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$48.14		$53.37	$46.26	$50.93	$57.19
Income (loss) from investment operations:
Net investment income	.15		.12	.19	.20	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.70)		(5.35)	6.92	(4.87)	(6.30)
Total from investment operations	(3.55)		(5.23)	7.11	(4.67)	(6.26)
Net asset value, end of period	$44.59		$48.14	$53.37	$46.26	$50.93
Total Return(c):	(7.37)%		(9.80)%	15.37%	(9.17)%	(10.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$239,074		$189,520	$180,803	$136,641	$77,986
Average net assets (000)	$202,040		$182,649	$153,964	$105,382	$30,408
Ratios to average net assets(d)(g):
Expenses after waivers and/or expense reimbursement	.76%	(e)	.74%	.74%	.75%	.74%	(e)
Expenses before waivers and/or expense reimbursement	.76%	(e)	.74%	.74%	.75%	.76%	(e)
Net investment income	.71%	(e)	.23%	.39%	.42%	.09%	(e)
Portfolio turnover rate	19%	(f)	24%	21%	27%	34%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$45.62		$50.90	$44.39	$49.20	$50.27	$41.19
Income (loss) from investment operations:
Net investment income (loss)	.01		(.20)	(.11)	(.10)	(.29)	(.31)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.51)		(5.08)	6.62	(4.71)	(.21)	10.15
Total from investment operations	(3.50)		(5.28)	6.51	(4.81)	(.50)	9.84
Less Dividends:
Dividends from net investment income	-		-	-	-	(.57)	(.76)
Capital Contributions(d):	-		-	-	-	-	- (e)
Net asset value, end of period	$42.12		$45.62	$50.90	$44.39	$49.20	$50.27
Total Return(b):	(7.67)%		(10.37)%	14.67%	(9.78)%	(1.07)%	24.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,192		$73,455	$80,001	$74,238	$74,092	$51,424
Average net assets (000)	$68,494		$82,208	$74,909	$74,335	$73,359	$40,431
Ratios to average net assets(c)(f):
Expenses after waivers and/or expense reimbursement	1.42%	(g)	1.36%	1.37%	1.39%	1.36%	1.40%
Expenses before waivers and/or expense reimbursement	1.67%	(g)	1.61%	1.62%	1.64%	1.63%	1.65%
Net investment income (loss)	.04%	(g)	(.39)%	(.23)%	(.22)%	(.54)%	(.68)%
Portfolio turnover rate	19%	(h)	24%	21%	27%	34%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$47.90		$53.17	$46.14	$50.88	$51.71	$42.14
Income (loss) from investment operations:
Net investment income (loss)	.12		.06	.13	.13	(.02)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.69)		(5.33)	6.90	(4.87)	(.24)	10.41
Total from investment operations	(3.57)		(5.27)	7.03	(4.74)	(.26)	10.33
Less Dividends:
Dividends from net investment income	-		-	-	-	(.57)	(.76)
Capital Contributions(d):	-		-	-	-	-	- (e)
Net asset value, end of period	$44.33		$47.90	$53.17	$46.14	$50.88	$51.71
Total Return(b):	(7.45)%		(9.91)%	15.24%	(9.32)%	(.57)%	24.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,547,918		$1,674,337	$1,707,458	$1,646,171	$1,754,096	$1,212,655
Average net assets (000)	$1,441,927		$1,800,961	$1,619,393	$1,663,079	$1,759,452	$896,356
Ratios to average net assets(c)(f):
Expenses after waivers and/or expense reimbursement	.92%	(g)	.86%	.87%	.89%	.86%	.90%
Expenses before waivers and/or expense reimbursement	.92%	(g)	.86%	.87%	.89%	.88%	.90%
Net investment income (loss)	.56%	(g)	.12%	.27%	.27%	(.04)%	(.18)%
Portfolio turnover rate	19%	(h)	24%	21%	27%	34%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	39

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of Prudential Jennison Natural Resources Fund, Inc. approved the following proposal.

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	61,392,641.074	98.066%	72.383%
WITHHELD	1,211,255.837	1.934%	1.428%

Kevin J. Bannon
FOR	61,512,293.019	98.257%	72.524%
WITHHELD	1,091,603.892	1.743%	1.287%

Linda W. Bynoe
FOR	61,414,685.435	98.101%	72.409%
WITHHELD	1,189,211.476	1.899%	1.402%

Keith R. Hartstein
FOR	61,494,639.061	98.229%	72.504%
WITHHELD	1,109,257.850	1.771%	1.307%

Michael S. Hyland
FOR	61,434,538.919	98.133%	72.433%
WITHHELD	1,169,357.992	1.867%	1.378%

Stephen P. Munn
FOR	61,430,354.472	98.126%	72.428%
WITHHELD	1,173,542.439	1.874%	1.383%

James E. Quinn
FOR	61,498,925.303	98.235%	72.509%
WITHHELD	1,104,971.608	1.765%	1.302%

Richard A. Redeker
FOR	61,433,862.847	98.132%	72.432%
WITHHELD	1,170,034.064	1.868%	1.379%

Stephen G. Stoneburn
FOR	61,391,086.388	98.063%	72.382%
WITHHELD	1,212,810.523	1.937%	1.429%

Grace C. Torres
FOR	61,465,724.005	98.182%	72.470%
WITHHELD	1,138,172.906	1.818%	1.341%

Stuart S. Parker
FOR	61,523,262.201	98.274%	72.537%
WITHHELD	1,080,634.710	1.726%	1.274%

Scott E. Benjamin
FOR	61,499,602.905	98.237%	72.510%
WITHHELD	1,104,294.006	1.763%	1.301%

40

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	15,834,578.015	25.280%	18.670%
AGAINST	959,385.371	1.532%	1.131%
ABSTAIN	376,795.488	0.601%	0.444%
BROKER NON-VOTE	45,468,194.904	72.587%	53.608%

TOTAL	62,638,953.778	100.000%	73.853%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	8,666,926.075	13.837%	10.219%
AGAINST	8,021,962.121	12.807%	9.458%
ABSTAIN	481,870.928	0.769%	0.568%
BROKER NON-VOTE	45,468,194.654	72.587%	53.608%

TOTAL	62,638,953.778	100.000%	73.853%

Prudential Jennison Natural Resources Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PJNQX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K602	74441K404	74441K503

MF135E2    0278697-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015